United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies


                                    811-3181

                      (Investment Company Act File Number)


                      Federated Short-Term Municipal Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)



                        Date of Fiscal Year End: 6/30/05


                 Date of Reporting Period: Quarter ended 3/31/05



Item 1.     Schedule of Investments



Federated Short-Term Municipal Trust
Portfolio of Investments
March 31, 2005 (unaudited)



    Principal                                                        Credit
    Amount                                                           Rating              Value


                         Municipal Bonds--87.0%
                         Alabama--3.3%
$   2,000,000            Alabama State Public School & College
                         Authority, Revenue Bonds (Series
                         2002-A), 5.00%, 2/1/2007                    AA / Aa3         $  2,076,020
    3,040,000            Alabama State Public School & College
                         Authority, Revenue Bonds (Series
                         2002-A), 5.00%, 2/1/2008                    AA / Aa3            3,202,579
    2,760,000            DCH Health Care Authority, Health Care
                         Facilities Revenue Bonds, 3.50%,
                         6/1/2005                                    A+ / A1             2,763,643
    1,275,000            Lauderdale County & Florence, AL
                         Health Care Authority, Revenue Bonds
                         (Series 2000A), 5.50% (Coffee Health
                         Group)/(MBIA Insurance Corp. INS),
                         7/1/2006                                    AAA / Aaa           1,317,101
    1,190,000            Lauderdale County & Florence, AL
                         Health Care Authority, Revenue Bonds
                         (Series 2000A), 5.50% (Coffee Health
                         Group)/(MBIA Insurance Corp. INS),
                         7/1/2005                                    AAA / Aaa           1,199,246
                             Total                                                       10,558,589
                         Alaska--1.0%
    3,000,000            Alaska State Housing Finance Corp.,
                         State Capital Project Revenue Bonds
                         (Series 2001A), 5.00% (MBIA Insurance
                         Corp. INS), 12/1/2006                       AAA / Aaa           3,107,730
                         Arizona--2.1%
    1,165,000            Arizona Health Facilities Authority,
                         Revenue Bonds (Series 2004), 4.00%
                         (Blood Systems, Inc.), 4/1/2007             A- / NR             1,183,489
    760,000              Arizona Health Facilities Authority,
                         Revenue Bonds (Series 2004), 4.00%
                         (Blood Systems, Inc.), 4/1/2009             A- / NR             768,550
    2,000,000            Salt River Project, AZ Agricultural
                         Improvement & Power District, Electric
                         System Refunding Revenue Bonds (Series
                         2002D), 5.00%, 1/1/2007                     AA / Aa2            2,074,020
    600,000              University Medical Center Corp, AZ,
                         Hospital Revenue Bonds, 5.00%
                         (University of Arizona Medical
                         Center), 7/1/2009                           BBB+ / A3           631,224
    1,000,000    (1)      Yavapai, AZ IDA, Solid Waste Disposal
                         Revenue Bonds, 4.45% TOBs (Waste
                         Management, Inc.), Mandatory Tender
                         3/1/2008                                    BBB / NR            1,010,840
    1,000,000    (1)      Yavapai, AZ IDA, Solid Waste Disposal
                         Revenue Bonds, 3.65% TOBs (Waste
                         Management, Inc.), Mandatory Tender
                         3/1/2006                                    BBB / NR            1,001,100
                             Total                                                       6,669,223
                         Arkansas--1.2%
    1,000,000            Arkansas Development Finance
                         Authority, Correctional Facilities
                         Refunding Revenue Bonds (Series
                         2003A), 5.00% (FGIC INS), 11/15/2006        AAA / Aaa           1,034,700
    1,000,000            Arkansas Development Finance
                         Authority, Exempt Facilities Revenue
                         Bonds,  2.85% TOBs (Waste Management,
                         Inc.), Mandatory Tender 8/1/2005            BBB / NR            998,680
    45,000               Arkansas Development Finance
                         Authority, SFM Revenue Bonds (Series
                         1997A-R), 6.50% (MBIA Insurance Corp.
                         INS), 2/1/2011                              AAA / NR            45,456
    1,595,000            Pulaski County, AR, Hospital Refunding
                         Revenue Bonds (Series 2002B), 4.75%
                         (Arkansas Children's Hospital),
                         3/1/2008                                    A / A2              1,654,127
                             Total                                                       3,732,963
                         California--3.9%
    3,000,000            California PCFA, Solid Waste Disposal
                         Revenue Bonds, 2.85% TOBs (Republic
                         Services, Inc.), Mandatory Tender
                         12/1/2005                                   BBB+ / Baa2         2,993,790
    1,000,000            California State Department of Water
                         Resources Power Supply Program, Power
                         Supply Revenue Bonds (Series A),
                         5.50%, 5/1/2005                             BBB+ / A2           1,002,590
    3,000,000            California State, Refunding UT GO
                         Bonds, 5.00%, 2/1/2008                      A / A3              3,155,430
    1,000,000            California Statewide Communities
                         Development Authority, Revenue Bonds
                         (Series 2002C), 3.70% TOBs (Kaiser
                         Permanente), Mandatory Tender 5/31/2005     A / A3              1,002,110
    1,000,000            California Statewide Communities
                         Development Authority, Revenue Bonds
                         (Series 2002D), 4.35% TOBs (Kaiser
                         Permanente), Mandatory Tender 2/1/2007      A / A3              1,018,300
    1,350,000            California Statewide Communities
                         Development Authority, Revenue Bonds
                         (Series 2005F), 5.00% (Daughters of
                         Charity Health System), 7/1/2006            BBB+ / NR           1,377,230
    735,000              California Statewide Communities
                         Development Authority, Revenue Bonds
                         (Series 2005F), 5.00% (Daughters of
                         Charity Health System), 7/1/2009            BBB+ / NR           775,917
    1,000,000            Santa Clara County, CA Financing
                         Authority, Special Obligation Bonds
                         (Series 2003: Measure B Transportation
                         Improvement Program), 4.00% (Santa
                         Clara County, CA), 8/1/2006                 NR / A2             1,014,020
                             Total                                                       12,339,387
                         Colorado--2.9%
    10,000               Colorado HFA, SFM Revenue Bond,
                         (Series C-1), 7.65%, 12/1/2025              NR / Aa2            10,070
    15,000               Colorado HFA, Single Family Program
                         Subordinate Bonds (Series 1998B),
                         4.625%, 11/1/2005                           NR / A1             15,019
    1,770,000            Colorado Health Facilities Authority,
                         Health Facilities Revenue Bonds
                         (Series 2004A), 5.00% (Evangelical
                         Lutheran Good Samaritan Society),
                         6/1/2010                                    A- / A3             1,844,074
    3,810,000            Countrydale, CO Metropolitan District,
                         LT GO Refunding Bonds, 3.50% TOBs
                         (Compass Bank, Birmingham LOC),
                         Mandatory Tender 12/1/2007                  NR / A1             3,797,084
    3,500,000            Tower Metropolitan District, CO, 4.00%
                         TOBs (U.S. Bank, NA LOC), Mandatory
                         Tender 11/30/2005                           AA- / NR            3,525,375
                             Total                                                       9,191,622
                         Connecticut--0.5%
    1,500,000            Connecticut Development Authority,
                         Refunding PCR Bonds, 3.00% TOBs
                         (United Illuminating Co.), Mandatory
                         Tender 2/1/2009                             NR / Baa2           1,465,365
                         District Of Columbia--0.3%
    1,055,000            District of Columbia, Revenue Bonds
                         (Series 1999), 3.60% TOBs (819 7th
                         Street LLC Issue)/(Branch Banking &
                         Trust Co., Winston-Salem LOC),
                         Mandatory Tender 10/1/2009                  A+ / Aa3            1,031,189
                         Florida--2.4%
    1,000,000            Escambia County, FL Health Facilities
                         Authority, Revenue Bonds (Series
                         2003A), 5.00% (Ascension Health Credit
                         Group), 11/15/2008                          AA / Aa2            1,054,580
    475,000              Florida Housing Finance Corp.,
                         Homeowner Mortgage Revenue Bonds,
                         (Series 2), 4.75% (MBIA Insurance
                         Corp. INS), 7/1/2019                        AAA / Aaa           476,985
    2,000,000    (1)      Florida State Department of
                         Corrections, Custodial Receipts,
                         3.00%, 9/10/2009                            NR / A3             1,973,660
    2,000,000            Highlands County, FL Health Facilities
                         Authority, Hospital Revenue Bonds,
                         3.35% TOBs (Adventist Health System/
                         Sunbelt Obligated Group), Mandatory
                         Tender 9/1/2005                             A / A2              2,006,080
    1,885,000            Miami-Dade County, FL School District,
                         Certiifcates of Participation (Series
                         A), 5.25% (FSA INS), 10/1/2006              AAA / Aaa           1,955,895
                             Total                                                       7,467,200
                         Georgia--1.8%
    935,000              Coffee County, GA Hospital Authority,
                         Refunding Revenue Bonds, 5.00% (Coffee
                         Regional Medical Center, Inc.),
                         12/1/2009                                   BBB+ / NR           976,495
    1,575,000            Decatur County-Bainbridge, GA IDA,
                         Revenue Bonds, 4.00% TOBs (John B.
                         Sanifilippo & Son)/(Lasalle Bank, N.A.
                         LOC), Mandatory Tender 6/1/2006             A+ / NR             1,586,198
    2,885,000            Municipal Electric Authority of
                         Georgia, Revenue Bonds (Series 2002A),
                         5.00% (MBIA Insurance Corp. INS),
                         11/1/2008                                   AAA / Aaa           3,071,284
    115,000              Municipal Electric Authority of
                         Georgia, Revenue Bonds (Series 2002A),
                         5.00% (MBIA Insurance Corp. INS),
                         11/1/2008                                   AAA / Aaa           122,454
                             Total                                                       5,756,431
                         Hawaii--0.3%
    1,000,000            Hawaii State, GO UT (Series CB)
                         Refunding Bonds, 5.75% (Original Issue
                         Yield: 5.90%), 1/1/2007                     AA- / Aa3           1,048,850
                         Illinois--4.3%
    1,000,000            Chicago, IL O'Hare International
                         Airport, Revenue Bonds (Series A),
                         5.375% (AMBAC INS)/(Original Issue
                         Yield: 5.50%), 1/1/2007                     AAA / Aaa           1,037,490
    2,500,000            Chicago, IL Transit Authority, Capital
                         Grant Receipts Revenue Bonds (Series
                         B), 5.00% (AMBAC INS), 6/1/2007             AAA / Aaa           2,510,300
    3,820,000            Illinois Finance Authority, Refunding
                         Revenue Bonds, 3.00% (OSF Health Care
                         Systems), 11/15/2005                        A / A2              3,822,903
    3,000,000            Illinois State, UT GO Bonds (First
                         Series of July 2002), 5.00% (MBIA
                         Insurance Corp. INS), 7/1/2007              AAA / Aaa           3,135,120
    3,050,000            Will & Kendall Counties, IL Community
                         Consolidated School District No. 202,
                         UT GO Bonds, 5.50% (FSA INS),
                         12/30/2007                                  AAA / Aaa           3,252,581
                             Total                                                       13,758,394
                         Indiana--1.9%
    3,500,000            Indiana Development Finance Authority,
                         Refunding Revenue Bonds (Series
                         1998A), 4.75% TOBs (Southern Indiana
                         Gas & Electric Co.), Mandatory Tender
                         3/1/2006                                    A- / Baa1           3,546,200
    1,000,000            Indiana Health Facility Financing
                         Authority, Revenue Bonds (Series
                         2002G), 5.50% (Ascension Health Credit
                         Group), 11/15/2007                          AA / Aa2            1,056,340
    315,000              Indiana State HFA, SFM Revenue Bonds,
                         (Series C-3), 4.75%, 1/1/2029               NR / Aaa            316,301
    1,000,000            Lawrenceburg, IN Pollution Control
                         Revenue Board, PCR Revenue Bonds
                         (Series F), 2.625% TOBs (Indiana
                         Michigan Power Co.), Mandatory Tender
                         10/1/2006                                   BBB / Baa2          994,930
                             Total                                                       5,913,771
                         Kansas--1.4%
    1,350,000            Burlington, KS, Enviromental
                         Improvement Refunding Revenue Bonds
                         (Series 1998A), 4.75% TOBs (Kansas
                         City Power And Light Co.), Mandatory
                         Tender 10/1/2007                            BBB / A3            1,390,095
    2,000,000            Burlington, KS, Refunding Revenue
                         Bonds (Series 1998B), 4.75% TOBs
                         (Kansas City Power And Light Co.),
                         Mandatory Tender 10/1/2007                  BBB / A3            2,059,400
    840,000              Lawrence, KS Hospital Authority,
                         Hospital Revenue Bonds, 3.25%
                         (Lawrence Memorial Hospital), 7/1/2007      NR / Baa1           838,438
    70,000               Sedgwick & Shawnee Counties, KS, SFM
                         Revenue Bonds, Mortgage-Backed
                         Securities Program, (Series 1998 A-1),
                         5.00% (GNMA Collateralized Home
                         Mortgage Program COL), 6/1/2013             NR / Aaa            70,661
                             Total                                                       4,358,594
                         Louisiana--2.5%
    1,000,000            Calcasieu Parish, LA, IDB, Pollution
                         Control Revenue Refunding Bonds,
                         (Series 2001), 4.80% (Occidental
                         Petroleum Corp.), 12/1/2006                 BBB+ / Baa1         1,024,860
    1,750,000            Louisiana Public Facilities Authority,
                         Revenue Bonds (Series 2002), 5.00%
                         (Ochsner Clinic Foundation
                         Project)/(MBIA Insurance Corp. INS),
                         5/15/2008                                   NR / Aaa            1,844,955
    2,000,000            Louisiana State Offshore Terminal
                         Authority, Deep Water Port Refunding
                         Revenue Bonds (Series 2003D), 4.00%
                         TOBs (Loop LLC), Mandatory Tender
                         9/1/2008                                    A / A3              2,018,920
    500,000              Louisiana State Offshore Terminal
                         Authority, Refunding Revenue Bonds,
                         2.15% TOBs (Loop LLC), Mandatory
                         Tender 4/1/2005                             A / A3              500,000
    500,000              Louisiana State Offshore Terminal
                         Authority, Refunding Revenue Bonds,
                         3.65% TOBs (Loop LLC), Mandatory
                         Tender 4/1/2008                             A / A3              500,000
    2,000,000            St. Charles Parish, LA, PCR Refunding
                         Revenue Bonds (Series 1999A), 4.90%
                         TOBs (Entergy Louisiana, Inc.),
                         Mandatory Tender 6/1/2005                   BBB- / Baa2         2,006,160
                             Total                                                       7,894,895
                         Maryland--0.3%
    1,000,000            Prince Georges County, MD, IDB (Series
                         1993), 2.16% TOBs (International Paper
                         Co.), Optional Tender 7/15/2005             BBB / Baa2          999,420
                         Massachusetts--1.2%
    1,500,000            Commonwealth of Massachusetts,
                         Construction Loan LT GO Bonds (Series
                         2001C), 5.00%, 12/1/2010                    AA / Aa2            1,614,030
    2,000,000            Commonwealth of Massachusetts,
                         Construction Loan UT GO Bonds (Series
                         2002D), 5.25%, 8/1/2007                     AA / Aa2            2,103,740
    5,000                Commonwealth of Massachusetts, UT GO,
                         4.00%, 8/1/2008                             AA / Aa2            5,135
                             Total                                                       3,722,905
                         Michigan--4.7%
    1,250,000            Detroit, MI, Capital Improvement LT GO
                         Bonds (Series 2002A), 5.00% (MBIA
                         Insurance Corp. INS), 4/1/2007              AAA / Aaa           1,300,775
    500,000              Kent Hospital Finance Authority, MI,
                         Revenue Bonds (Series 2005A), 5.00%
                         (Metropolitan Hospital ), 7/1/2009          BBB / NR            520,625
    1,000,000            Michigan Municipal Bond Authority,
                         Refunding Revenue Bonds (Series 2002),
                         5.25% (Clean Water Revolving Fund),
                         10/1/2008                                   AAA / Aaa           1,072,340
    2,500,000            Michigan Municipal Bond Authority,
                         Revenue Bonds, 5.25% (Clean Water
                         Revolving Fund)/(United States
                         Treasury COL), 10/1/2007                    AAA / Aaa           2,639,150
    1,450,000            Michigan Municipal Bond Authority,
                         Revenue Bonds, 5.25% (Drinking Water
                         Revolving Fund), 10/1/2007                  AAA / Aaa           1,531,780
    1,250,000            Michigan Public Power Agency, Belle
                         River Project Refunding Revenue Bonds
                         (Series 2002A), 5.00% (MBIA Insurance
                         Corp. INS), 1/1/2006                        AAA / Aaa           1,272,413
    1,500,000            Michigan State Hospital Finance
                         Authority, Hospital Refunding Revenue
                         Bonds (Series 2003A), 5.00% (Henry
                         Ford Health System, MI), 3/1/2007           A- / A1             1,545,510
    875,000              Michigan State Hospital Finance
                         Authority, Revenue Bonds, 5.00%
                         (Oakwood Obligated Group), 11/1/2007        A / A2              911,986
    1,500,000            Michigan State Strategic Fund, LT
                         Obligation Revenue Bonds, 5.20% (Waste
                         Management, Inc.), 4/1/2010                 BBB / NR            1,561,185
    1,510,000            Michigan State Strategic Fund, Revenue
                         Bonds (Series 2004), 2.00% (NSF
                         International), 8/1/2006                    A- / NR             1,485,689
    1,135,000            Saginaw, MI Hospital Finance
                         Authority, Hospital Revenue Refunding
                         Bonds (Series 2004G), 4.00% (Covenant
                         Medical Center, Inc.), 7/1/2006             A / NR              1,148,427
                             Total                                                       14,989,880
                         Minnesota--0.7%
    440,000              Duluth, MN EDA, Health Care Facilities
                         Revenue Bonds (Series 2004), 4.50%
                         (Benedictine Health System-St. Mary's
                         Duluth Clinic Health System Obligated
                         Group), 2/15/2007                           A- / NR             450,582
    1,385,000            Minneapolis/St. Paul, MN Housing &
                         Redevelopment Authority, Health Care
                         Facility Revenue Bonds (Series 2003),
                         4.50% (HealthPartners Obligated
                         Group), 12/1/2006                           BBB+ / Baa1         1,413,766
    225,000              St. Paul, MN Housing & Redevelopment
                         Authority, Health Care Revenue Bonds
                         (Series 2005), 5.00% (Gillette
                         Children's Specialty Healthcare),
                         2/1/2012                                    NR                  231,275
                             Total                                                       2,095,623
                         Mississippi--1.0%
    2,000,000            Mississippi Hospital Equipment &
                         Facilities Authority, Revenue Bonds
                         (Series 2004B-2 R-Floats), 3.00% TOBs
                         (Baptist Memorial Healthcare),
                         Mandatory Tender 10/1/2005                  AA / NR             2,002,620
    1,250,000            Mississippi Hospital Equipment &
                         Facilities Authority, Revenue Bonds
                         (Series 2004B-2 R-Floats), 3.50% TOBs
                         (Baptist Memorial Healthcare),
                         Mandatory Tender 10/1/2006                  AA / NR             1,256,313
                             Total                                                       3,258,933
                         Missouri--1.7%
    895,000              Cape Girardeau County, MO IDA, Health
                         Care Facilities Revenue Bonds, (Series
                         A), 4.50% (St. Francis Medical Center,
                         MO), 6/1/2006                               A / NR              907,986
    1,500,000            Missouri Highways & Transportation
                         Commission, State Road Bonds (Series
                         2000A), 5.25%, 2/1/2006                     AA / Aa2            1,532,970
    1,000,000            Missouri State HEFA, Revenue
                         Anticipation Notes (Series 2002B),
                         3.00% RANs (Evangel University),
                         4/22/2005                                   NR                  999,700
    2,000,000            Missouri State HEFA, Revenue Bonds
                         (Series 2002A), 5.00% (SSM Health Care
                         Credit Group), 6/1/2007                     AA- / NR            2,077,040
                             Total                                                       5,517,696
                         Nebraska--1.7%
    5,000,000            Nebraska Public Power District,
                         General Revenue Bonds (Series
                         2005B-2), 5.00% (FGIC INS), 1/1/2009        AAA / Aaa           5,321,800
                         Nevada--0.5%
    1,500,000    (1)      Director of the State of Nevada
                         Department of Business and Industry,
                         Solid Waste Disposal Revenue Bonds,
                         3.30% TOBs (Waste Management, Inc.),
                         Mandatory Tender 10/1/2007                  BBB / NR            1,477,035
                         New Jersey--1.4%
    1,500,000            Bayonne, NJ Parking Authority, Parking
                         Project Note (Series 2005), 5.00%
                         (Bayonne, NJ GTD), 3/15/2007                NR                  1,527,750
    1,000,000            Bayonne, NJ, 5.00% TANs, 11/15/2005         NR                  1,009,430
    500,000              New Jersey EDA, Revenue Bonds, (Series
                         2004), 5.00% (NJ Dedicated Cigarette
                         Excise Tax), 6/15/2008                      BBB / Baa2          524,280
    680,000              New Jersey EDA, Revenue Refunding
                         Bonds (Series A), 3.70% (Winchester
                         Gardens at Ward Homestead)/(Original
                         Issue Yield: 3.80%), 11/1/2008              BBB-                664,204
    600,000              New Jersey EDA, School Facilities
                         Construction Revenue Bonds (Series
                         2004I), 5.00% (New Jersey State),
                         9/1/2009                                    A+ / A1             638,106
                             Total                                                       4,363,770
                         New Mexico--1.4%
    1,000,000            Farmington, NM, PCR Bonds (Series
                         2003B), 2.10% TOBs (Public Service
                         Co., NM), Mandatory Tender 4/1/2006         BBB / Baa2          988,240
    1,360,000            New Mexico State Hospital Equipment
                         Loan Council, Hospital Revenue Bonds
                         (Series 2003), 3.00% (St. Vincent
                         Hospital)/(Radian Asset Assurance
                         INS), 7/1/2005                              AA / NR             1,361,632
    1,030,000            New Mexico State Hospital Equipment
                         Loan Council, Hospital Revenue Bonds
                         (Series 2003), 4.00% (St. Vincent
                         Hospital)/(Radian Asset Assurance
                         INS), 7/1/2007                              AA / NR             1,047,932
    1,000,000            Santa Fe, NM Community College
                         District, GO UT, 5.45% (Original Issue
                         Yield: 5.55%), 8/1/2010                     NR / Aa3            1,043,430
                             Total                                                       4,441,234
                         New York--7.3%
    1,110,000            Dutchess County, NY IDA, Revenue
                         Bonds, 4.00% (Marist College), 7/1/2009     NR / Baa1           1,112,309
    2,000,000            Long Island Power Authority, NY,
                         Electric System General Revenue Bonds
                         (Series 2003A), 4.50%, 6/1/2005             A- / A3             2,007,260
    3,000,000            Metropolitan Transportation Authority,
                         NY, Dedicated Tax Fund Revenue Bonds
                         (Series 2002A), 5.00% (FSA INS),
                         11/15/2007                                  AAA / Aaa           3,158,250
    1,250,000            Metropolitan Transportation Authority,
                         NY, Dedicated Tax Fund Revenue Bonds
                         (Series 2002A), 5.25% (FSA INS),
                         11/15/2008                                  AAA / NR            1,341,362
    1,000,000            New York City, NY Transitional Finance
                         Authority, Secured Future Tax Revenue
                         Bonds (2003 Series E), 5.00%, 2/1/2009      AAA / Aa1           1,064,450
    1,000,000            New York City, NY, UT GO Bonds (Fiscal
                         2004 Series G), 5.00%, 8/1/2007             A / A2              1,044,890
    2,000,000            New York City, NY, UT GO Bonds (Fiscal
                         2004 Series G), 5.00%, 8/1/2008             A / A2              2,111,260
    2,000,000            New York City, NY, UT GO Bonds (Series
                         2002F), 5.25%, 8/1/2009                     A / A2              2,140,740
    1,000,000            New York City, NY, UT GO Bonds (Series
                         D), 5.00%, 8/1/2006                         A / A2              1,029,550
    1,000,000            New York City, NY, UT GO Bonds (Series
                         E), 5.00%, 8/1/2007                         A / A2              1,044,890
    2,000,000            New York State Thruway Authority,
                         Local Highway & Bridge Service
                         Contract Bonds (Series 2002), 5.00%
                         (New York State), 4/1/2006                  AA- / A2            2,045,180
    2,000,000            New York State Thruway Authority,
                         Local Highway & Bridge Service
                         Contract Bonds (Series 2002), 5.00%
                         (New York State), 4/1/2007                  AA- / A2            2,080,440
    1,000,000            New York State Urban Development
                         Corp., Revenue Bonds (Series 2003B),
                         5.00% (New York State Personal Income
                         Tax Revenue Bond Fund), 3/15/2006           AA / NR             1,021,230
    1,000,000            New York State Urban Development
                         Corp., Revenue Bonds (Series 2003B),
                         5.00% (New York State Personal Income
                         Tax Revenue Bond Fund), 3/15/2007           AA / NR             1,038,640
    1,020,000            United Nations, NY Development Corp.,
                         Senior Lien Refunding Revenue Bonds
                         (Series 2004A), 4.00%, 7/1/2008             NR / A3             1,044,388
                             Total                                                       23,284,839
                         North Carolina--0.3%
    1,000,000            North Carolina State, GO UT Bonds,
                         5.00%, 5/1/2011                             AAA / Aa1           1,062,130
                         North Dakota--0.2%
    750,000              North Dakota State Building Authority,
                         Revenue Bonds, 4.00%, 12/1/2007             A+ / A2             765,135
                         Ohio--2.5%
    1,250,000            Lucas County, OH, Adjustable Rate
                         Demand Health Care Facilities Revenue
                         Bonds (Series 2002) , 3.25% TOBs
                         (Franciscan Care Center)/(Bank One,
                         Columbus N.A. LOC), Optional Tender
                         3/1/2008                                    AA- / NR            1,250,337
    1,450,000            Mahoning County, OH Hospital
                         Facilities, Adjustable Rate Demand
                         Health Care Facilities Revenue
                         Refunding Bonds (Series 2002), 3.71%
                         TOBs (Copeland Oaks Project)/(Sky Bank
                         LOC), Mandatory Tender 4/1/2005             NR / A3             1,450,000
    140,000              Ohio HFA, Residential Mortgage Revenue
                         Bonds (Series 1997D-1), 4.85% (GNMA
                         Collateralized Home Mortgage Program
                         COL), 3/1/2015                              NR / Aaa            140,974
    115,000              Ohio HFA, Residential Mortgage Revenue
                         Bonds (Series 1998A-1), 4.60% (GNMA
                         Collateralized Home Mortgage Program
                         COL), 9/1/2026                              AAA / Aaa           115,720
    875,000              Ohio State Air Quality Development
                         Authority, Refunding Revenue Bonds
                         (Series 2002A), 3.375% TOBs
                         (Pennsylvania Power Co.), Mandatory
                         Tender 7/1/2005                             BB+ / Baa2          873,294
    1,000,000            Ohio State Water Development Authority
                         Pollution Control Facilities,
                         Refunding Revenue Bonds (Series
                         1999B), 4.50% TOBs (Toledo Edison
                         Co.), Mandatory Tender 9/1/2005             BB+ / Baa3          1,005,610
    2,000,000            Ohio State Water Development Authority
                         Pollution Control Facilities,
                         Refunding Revenue Bonds (Series B),
                         3.35% TOBs (Ohio Edison Co.),
                         Mandatory Tender 12/1/2005                  BB+ / Baa2          2,002,880
    1,000,000            University of Cincinnati, OH, General
                         Receipts Revenue Bonds (Series A),
                         5.50% (FGIC INS), 6/1/2006                  AAA / Aaa           1,031,960
                             Total                                                       7,870,775
                         Oklahoma--1.0%
    915,000              Oklahoma Development Finance
                         Authority, Hospital Revenue Refunding
                         Bonds (Series 2004), 5.00% (Unity
                         Health Center), 10/1/2008                   BBB+ / NR           945,579
    960,000              Oklahoma Development Finance
                         Authority, Hospital Revenue Refunding
                         Bonds (Series 2004), 5.00% (Unity
                         Health Center), 10/1/2009                   BBB+ / NR           993,379
    1,355,000            Oklahoma HFA, SFM Revenue Bonds
                         (Series 1998D-2), 6.25% (GNMA
                         Collateralized Home Mortgage Program
                         COL), 9/1/2029                              NR / Aaa            1,362,073
                             Total                                                       3,301,031
                         Oregon--0.6%
    1,000,000            Clackamas County, OR Hospital
                         Facilities Authority, Revenue
                         Refunding Bonds (Series 2001), 5.00%
                         (Legacy Health System), 5/1/2006            AA / Aa3            1,022,830
    750,000              Port of Portland, OR, 3.25% TOBs
                         (Union Pacific Railroad Co.)/(Union
                         Pacific Corp. GTD), Optional Tender
                         12/1/2005                                   BBB / NR            748,418
                             Total                                                       1,771,248
                         Pennsylvania--6.0%
    1,345,000            Allegheny County, PA HDA, Revenue
                         Bonds (Series 2003B), 5.50% (UPMC
                         Health System), 6/15/2007                   A+ / NR             1,408,255
    1,000,000            Erie, PA Higher Education Building
                         Authority, (Series F), 2.25% TOBs
                         (Gannon University)/(PNC Bank, N.A.
                         LOC), Mandatory Tender 1/15/2007            AA- / NR            983,500
    815,000              Erie, PA Higher Education Building
                         Authority, College Revenue Refunding
                         Bonds (Series 2004A), 3.20%
                         (Mercyhurst College)/(Original Issue
                         Yield: 3.22%), 3/15/2008                    BBB / NR            803,835
    865,000              Erie, PA Higher Education Building
                         Authority, College Revenue Refunding
                         Bonds (Series 2004A), 3.70%
                         (Mercyhurst College)/(Original Issue
                         Yield: 3.79%), 3/15/2010                    BBB / NR            851,134
    160,000              Erie, PA Higher Education Building
                         Authority, College Revenue Refunding
                         Bonds (Series 2004B), 3.20%
                         (Mercyhurst College)/(Original Issue
                         Yield: 3.22%), 3/15/2008                    BBB / NR            157,808
    220,000              Erie, PA Higher Education Building
                         Authority, College Revenue Refunding
                         Bonds (Series 2004B), 3.70%
                         (Mercyhurst College)/(Original Issue
                         Yield: 3.79%), 3/15/2010                    BBB / NR            216,473
    1,115,000            Lebanon County, PA Health Facilities
                         Authority, Hospital Revenue Bonds,
                         4.00% (Good Samaritan Hospital),
                         11/15/2009                                  BBB+ / Baa1         1,108,678
    660,000              Pennsylvania EDFA, Resource Recovery
                         Refunding Revenue Bonds (Series B),
                         6.75% (Northampton Generating),
                         1/1/2007                                    BBB- / NR           678,876
    1,000,000            Pennsylvania State Higher Education
                         Facilities Authority, (Series I-2),
                         3.00% TOBs (Mercyhurst College)/(PNC
                         Bank, N.A. LOC), Mandatory Tender
                         11/1/2006                                   NR / A1             998,340
    1,000,000            Pennsylvania State Higher Education
                         Facilities Authority, Pennsylvania
                         Financing Program Revenue Bonds
                         (Series M), 4.00% TOBs (Cedar Crest
                         College)/(Citizens Bank of
                         Pennsylvania LOC), Mandatory Tender
                         5/1/2006                                    NR / Aa2            1,010,910
    200,000              Pennsylvania State Higher Education
                         Facilities Authority, Revenue Bonds
                         (Series 2001A), 5.75% (UPMC Health
                         System), 1/15/2007                          A+ / NR             208,642
    1,000,000            Pennsylvania State Higher Education
                         Facilities Authority, Revenue Bonds
                         (Series 2001A), 5.75% (UPMC Health
                         System), 1/15/2008                          A+ / NR             1,060,380
    820,000              Pennsylvania State Higher Education
                         Facilities Authority, Revenue Bonds
                         (Series 2004A), 5.00% (Philadelphia
                         University), 6/1/2011                       BBB / Baa2          842,484
    1,000,000            Pennsylvania State Higher Education
                         Facilities Authority, Revenue Bonds
                         (Series 2004M-2), 3.50% TOBs (Valley
                         Forge Military Academy
                         Foundation)/(Fulton Bank LOC),
                         Mandatory Tender 11/1/2008                  NR / A1             992,690
    3,950,000            Pennsylvania State Higher Education
                         Facilities Authority, Revenue Bonds,
                         3.625% TOBs (King's College)/(PNC
                         Bank, N.A. LOC), Mandatory Tender
                         5/1/2006                                    AA- / NR            3,988,394
    1,250,000            Pennsylvania State Turnpike
                         Commission, Turnpike Refunding Revenue
                         Bonds (Series 2001S), 5.50% (FGIC
                         INS), 6/1/2006                              AAA / Aaa           1,290,338
    1,000,000            Pennsylvania State, Refunding UT GO
                         Bonds, 5.125% (AMBAC INS)/
                         (Original Issue Yield: 5.35%),
                         9/15/2011                                   AAA / Aaa           1,051,680
    1,000,000            Sayre, PA, Health Care Facilities
                         Authority, Revenue Bonds (Series
                         2002A), 5.50% (Guthrie Healthcare
                         System, PA), 12/1/2005                      A- / NR             1,015,360
    230,000              Scranton-Lackawanna, PA Health &
                         Welfare Authority, Revenue Bonds,
                         7.125% (Allied Services Rehabilitation
                         Hospitals, PA), 7/15/2005                   BB+                 231,047
                             Total                                                       18,898,824
                         Rhode Island--0.9%
    600,000              Rhode Island State Health and
                         Educational Building Corp., Hospital
                         Financing Revenue Bonds (Series 2002),
                         5.00% (Lifespan Obligated Group),
                         8/15/2005                                   BBB+ / Baa1         604,428
    650,000              Rhode Island State Health and
                         Educational Building Corp., Hospital
                         Financing Revenue Bonds (Series 2002),
                         5.25% (Lifespan Obligated Group),
                         8/15/2006                                   BBB+ / Baa1         667,680
    700,000              Rhode Island State Health and
                         Educational Building Corp., Hospital
                         Financing Revenue Bonds (Series 2002),
                         5.50% (Lifespan Obligated Group),
                         8/15/2007                                   BBB+ / Baa1         732,760
    1,000,000            Rhode Island State Health and
                         Educational Building Corp., Hospital
                         Financing Revenue Bonds, 3.00%
                         (Memorial Hospital)/(Fleet National
                         Bank LOC), 7/1/2005                         AA / NR             1,001,060
                             Total                                                       3,005,928
                         South Carolina--1.6%
    1,000,000            Charleston County, SC, Hospital
                         Revenue Bonds (Series 2004A), 5.00%
                         (CareAlliance Health Services d/b/a
                         Roper St. Francis Healthcare),
                         8/15/2007                                   A- / A3             1,034,350
    780,000              Lexington County, SC Health Services
                         District, Inc., Hospital Revenue Bonds
                         (Series 2004), 6.00% (Lexington
                         Medical Center), 5/1/2008                   A / A2              838,601
    2,000,000            Richland County, SC, Environmental
                         Improvement Revenue Refunding Bonds
                         (Series 2002A), 4.25% (International
                         Paper Co.), 10/1/2007                       BBB / Baa2          2,042,820
    1,100,000            South Carolina State Public Service
                         Authority, Revenue Bonds (Series D),
                         5.00% (Santee Cooper), 1/1/2007             AA- / Aa2           1,138,610
                             Total                                                       5,054,381
                         South Dakota--0.7%
    1,240,000            South Dakota State Health &
                         Educational Authority, Refunding
                         Revenue Bonds, 5.25% (Sioux Valley
                         Hospital & Health System), 11/1/2005        A+ / A1             1,257,385
    890,000              South Dakota State Health &
                         Educational Authority, Revenue Bonds,
                         5.25% (Westhills Village Retirement
                         Community), 9/1/2009                        A- / NR             930,273
                             Total                                                       2,187,658
                         Tennessee--4.2%
    1,000,000            Carter County, TN IDB, (Series 1983),
                         4.15% (Temple-Inland, Inc.), 10/1/2007      BBB / NR            1,018,090
    975,000              Metropolitan Government Nashville &
                         Davidson County, TN HEFA, Multifamily
                         Housing Revenue Bonds, 5.20% TOBs
                         (American Housing Corp.)/(FNMA LOC),
                         Mandatory Tender 2/1/2006                   AAA / NR            996,001
    1,995,000            Metropolitan Government Nashville &
                         Davidson County, TN HEFA, Refunding
                         Revenue Bonds (Series B), 4.50%
                         (Vanderbilt University), 10/1/2005          AA / Aa2            2,015,948
    2,085,000            Metropolitan Government Nashville &
                         Davidson County, TN HEFA, Refunding
                         Revenue Bonds (Series B), 4.50%
                         (Vanderbilt University), 10/1/2006          AA / Aa2            2,139,043
    2,000,000            Metropolitan Government Nashville &
                         Davidson County, TN IDB, Revenue
                         Bonds, 4.10% TOBs (Waste Management,
                         Inc.), Mandatory Tender 8/1/2007            BBB / NR            1,992,180
    1,000,000            Shelby County, TN Health Education &
                         Housing Facilities Board, Revenue
                         Bonds (Series 2004A R-Floats), 5.00%
                         (Baptist Memorial Healthcare), 9/1/2007     AA / NR             1,035,870
    1,000,000            Shelby County, TN Health Education &
                         Housing Facilities Board, Revenue
                         Bonds (Series 2004A R-Floats), 5.00%
                         TOBs (Baptist Memorial Healthcare),
                         Mandatory Tender 10/1/2008                  AA / NR             1,045,320
    2,470,000            Sullivan County, TN Health Educational
                         & Housing Facilities Board, Hospital
                         Refunding Revenue Bonds, 4.00%
                         (Wellmont Health System), 9/1/2005          BBB+ / NR           2,474,026
    740,000              Sullivan County, TN Health Educational
                         & Housing Facilities Board, Hospital
                         Refunding Revenue Bonds, 5.00%
                         (Wellmont Health System), 9/1/2007          BBB+ / NR           756,139
                             Total                                                       13,472,617
                         Texas--9.1%
    5,000,000            Austin, TX Water and Wastewater
                         System, Refunding Revenue Bonds
                         (Series 2002A), 5.25% (AMBAC INS),
                         11/15/2007                                  AAA / Aaa           5,286,650
    1,000,000            Austin, TX, Hotel Occupancy, 5.625%
                         (AMBAC INS)/(Original Issue Yield:
                         5.71%), 11/15/2019                          AAA / Aaa           1,083,040
    965,000              Brazoria County, TX Health Facilities
                         Development Corp., Revenue Bonds,
                         5.00% (Brazosport Memorial
                         Hospital)/(Radian Asset Assurance
                         INS), 7/1/2008                              AA / NR             1,009,351
    2,885,000            Brazos River Authority, TX, (Series
                         1995B), 5.05% TOBs (TXU Energy),
                         Mandatory Tender 6/19/2006                  BBB / Baa2          2,937,911
    1,370,000            Gregg County, TX HFDC, Hospital
                         Revenue Bonds (Series 2002A), 5.50%
                         (Good Shepherd Medical Center),
                         10/1/2005                                   BBB / Baa2          1,383,947
    2,000,000            Gulf Coast, TX Waste Disposal
                         Authority, Environmental Facilities
                         Refunding Revenue Bonds , 4.20%
                         (Occidental Petroleum Corp.), 11/1/2006     BBB+ / Baa1         2,044,380
    2,265,000            Gulf Coast, TX Waste Disposal
                         Authority, Revenue Bonds (Series
                         2002), 5.00% (Bayport Area
                         System)/(AMBAC INS), 10/1/2007              AAA / Aaa           2,369,711
    945,000              Harris County, TX HFDC, Hospital
                         Revenue Bonds (Series 2004A), 5.00%
                         (Memorial Hermann Healthcare System),
                         12/1/2007                                   A / A2              982,772
    1,000,000            Harris County, TX, GO LT Correctional
                         Facility Improvement Bonds, 5.50%
                         (U.S. Treasury PRF
                         10/1/2006@100)/(Original Issue Yield:
                         5.55%), 10/1/2011                           AA+ / Aa1           1,041,270
    1,000,000            Johnson County, TX, GO UT, 5.00% (FSA
                         INS), 2/15/2016                             AAA / Aaa           1,050,740
    500,000              North Central Texas HFDC, Revenue
                         Bonds, 5.50% (Baylor Health Care
                         System), 5/15/2007                          AA- / Aa3           523,080
    1,000,000            North Texas Tollway Authority, (Series
                         A), 5.10% (FGIC INS)/(Original Issue
                         Yield: 5.20%), 1/1/2013                     AAA / Aaa           1,045,960
    750,000              San Antonio, TX Electric & Gas System,
                         Refunding Revenue Bonds (Series 2002),
                         5.25%, 2/1/2008                             AA / Aa1            794,535
    1,000,000            Spring Texas Independent School
                         District, 5.25% (PSFG GTD), 2/15/2019       AAA / Aaa           1,046,410
    6,000,000            Texas Turnpike Authority, Second Tier
                         Bond Anticipation Notes (Series 2002),
                         5.00%, 6/1/2008                             AA / Aa3            6,340,140
                             Total                                                       28,939,897
                         Utah--0.7%
    1,650,000            Alpine, UT School District, UT GO
                         Bonds, 5.25% (Utah Qualified Local
                         School Board Program GTD), 3/15/2006        NR / Aaa            1,690,673
    420,000              Intermountain Power Agency, UT,
                         (Series B), 5.25% (Escrowed In
                         Treasuries COL)/(Original Issue Yield:
                         5.79%), 7/1/2017                            A+ / A1             422,906
                             Total                                                       2,113,579
                         Virginia--1.6%
    605,000              Chesapeake, VA IDA, Public Facility
                         Lease Revenue Bonds, 5.40% (MBIA
                         Insurance Corp. INS)/(Original Issue
                         Yield: 5.50%), 6/1/2005                     AAA / Aaa           608,092
    1,000,000            Chesterfield County, VA IDA, PCR
                         Bonds, 4.95% (Virginia Electric &
                         Power Co.), 12/1/2007                       BBB+ / A3           1,016,180
    1,000,000            Fairfax County, VA, (Series A), 5.00%
                         (State Aid Withholding GTD), 6/1/2008       AAA / Aaa           1,061,350
    1,250,000            Hopewell, VA, Public Improvement UT GO
                         Bonds (Series 2004A), 5.00%, 7/15/2009      A / A2              1,295,787
    1,000,000            Virginia Peninsula Port Authority,
                         Revenue Refunding Bonds (Series 2003),
                         3.30% TOBs (Dominion Terminal
                         Associates)/(Dominion Resources, Inc.
                         GTD), Mandatory Tender 10/1/2008            BBB+ / Baa1         983,440
                             Total                                                       4,964,849
                         Washington--3.0%
    2,065,000            Clark County, WA Public Utilities
                         District No. 001, Generating System
                         Revenue Refunding Bonds (Series 2000),
                         5.50% (FSA INS), 1/1/2006                   AAA / Aaa           2,109,501
    1,000,000            Snohomish County, WA School District
                         No. 6, UT GO Refunding Bonds, 5.45%
                         (FGIC INS), 12/1/2005                       AAA / Aaa           1,019,550
    1,310,000            Spokane, WA, Refunding UT GO Bonds,
                         5.50% (MBIA Insurance Corp. INS),
                         12/15/2007                                  AAA / Aaa           1,395,740
    1,000,000            Washington State Public Power Supply
                         System, (Series B), 5.40% (Energy
                         Northwest, WA)/(Original Issue Yield:
                         5.45%), 7/1/2005                            NR / Aaa            1,007,570
    2,000,000            Washington State, Refunding UT GO
                         Bonds, 5.25%, 9/1/2005                      AA / Aa1            2,023,620
    2,000,000            Washington State, Various Purpose
                         Refunding UT GO Bonds (Series R-2003A)
                         , 3.50% (MBIA Insurance Corp. INS),
                         1/1/2007                                    AAA / Aaa           2,021,800
                             Total                                                       9,577,781
                         Wisconsin--1.2%
    1,000,000            Pleasant Prairie, WI Water & Sewer
                         System, Bond Anticipation Notes, 4.00%
                         (U.S. Treasury PRF 10/1/2006@100),
                         10/1/2007                                   NR / A3             1,019,350
    1,885,000            Waupaca, WI, Anticipation Notes
                         (Series 2003B), 3.50%, 4/1/2007             NR                  1,885,000
    765,000              Wisconsin State HEFA, Revenue Bonds
                         (Series 2003A), 5.00% (Wheaton
                         Franciscan Services), 8/15/2009             A / A2              806,517
                              Total                                                      3,710,867
                         Wyoming--1.7%
    2,150,000            Albany County, WY, Pollution Control
                         Revenue Bonds (Series 1985), 3.25%
                         TOBs (Union Pacific Railroad
                         Co.)/(Union Pacific Corp. GTD),
                         Optional Tender 12/1/2005                   BBB / NR            2,146,152
    3,500,000            Lincoln County, WY, PCR Refunding
                         Bonds (Series 1991), 3.40% TOBs
                         (Pacificorp), Mandatory Tender 6/1/2010     A- / A3             3,399,550
                             Total                                                       5,545,702
                             Total Municipal Bonds
                             (identified cost $275,446,477)                              276,009,740
                         Short-Term Municipals--12.5%
                         Arizona--1.3%
    4,000,000            Apache County, AZ IDA, (Series 1983B)
                         Weekly VRDNs (Tucson Electric Power
                         Co.)/(Bank of New York LOC)                 A-1+ / VMIG1        4,000,000
                         California--0.5%
    1,500,000            Metropolitan Water District of
                         Southern California, (Series 2001 B-1)
                         Weekly VRDNs (Dexia Credit Local LIQ)       A-1+ / VMIG1        1,500,000
                         District Of Columbia--0.9%
    3,000,000            District of Columbia, (Series 2000)
                         Weekly VRDNs (Public Welfare
                         Foundation, Inc.)/(SunTrust Bank LOC)       NR / VMIG1          3,000,000
                         Florida--2.0%
    6,200,000            St. Lucie County, FL PCR, (Series
                         2000) Daily VRDNs (Florida Power &
                         Light Co.)                                  A-1 / VMIG1         6,200,000
                         Michigan--1.3%
    4,000,000            Michigan State Hospital Finance
                         Authority, (Series 1999 A) Weekly
                         VRDNs (Covenant Retirement
                         Communities, Inc.)/(Lasalle Bank, N.A.
                         LOC)                                        A-1 / NR            4,000,000
                         New Jersey--0.7%
    2,185,000            Bayonne, NJ, 3.00% BANs, 7/1/2005           NR                  2,189,532
                         New York--0.9%
    3,000,000            New York City, NY IDA, Liberty Revenue
                         Bonds (Series 2004 B) Daily VRDNs (One
                         Bryant Park LLC)/(Bayerische
                         Landesbank Girozentrale INV)/(Bank of
                         America N.A. and Bank of New York LOCs)     A-1+ / VMIG1        3,000,000
                         Oregon--3.3%
    10,400,000           Medford, OR Hospital Facilities
                         Authority, (Rogue Valley Manor), SAVRs
                         (Series 2002), 08/15/2032                   AA / NR             10,400,000
                         Tennessee--1.6%
    5,200,000            Blount County, TN Public Building
                         Authority, (Series A-3-A) Daily VRDNs
                         (AMBAC INS)/(Landesbank
                         Baden-Wuerttemberg LIQ)                     NR / VMIG1          5,200,000
                             Total short-term municipals
                             (identified cost $39,489,532)                               39,489,532
                             Total municipal investments - 99.5%
                             (identified cost $314,936,009 )(2)                          315,499,272
                             other assets and liabilities - net
                         - 0.5%                                                          1,620,845
                             total net assets - 100%                                  $  317,120,117


Securities that are subject to the federal alternative minimum tax (AMT) represent 7.5% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2005, these securities amounted to $5,462,635 which represents 1.7% of the total net assets

2 At March 31, 2005, the cost of investments for federal tax purposes was $314,934,588. The net unrealized appreciation of investments for federal tax purposes was $564,684. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,625,350 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,060,666.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2005.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
COL         --Collateralized
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
FGIC        --Financial Guaranty Insurance Company
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
INS         --Insured
INV         --Investment Agreement
LIQ         --Liquidity Agreement
LOC(s)      --Letter(s) of  Credit
LT          --Limited Tax
PCR         --Pollution Control Revenue
PCFA        --Pollution Control Finance Authority
PRF         --Prerefunded
PSFG        --Permanent School Fund Guarantee
RANs        --Revenue Anticipation Notes
SAVRs       --Select Auction Variable Rates
SFM         --Single Family Mortgage
TANs        --Tax Anticipation Notes
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes






Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Short-Term Municipal Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        May 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ John B. Fisher, Principal Executive Officer
Date        May 25, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        May 25, 2005